Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

December 31 (millions of dollars)	2017	2016
Post-retirement and post-employment benefit liability (Note 18)	1,507	1,628
Pension benefit liability (Note 18)	981	900
Environmental liabilities (Note 19)	168	177
Due to related parties (Note 26)	39	26
Asset retirement obligations (Note 20)	9	9
Long-term accounts payable and other liabilities	30	25
	2,734	2,765